EXHIBIT 99.1

Noteholders Report

Crusade Global Trust No. 1 of 2007

Record/Determination Date: 17 April 2007

Payment Date: 19 April 2007

(Quarter-end Distribution for the Quarterly Collection Period

from 15 March 2007 to 31 March 2007)

Payments This Period

	Beginning Invested & Stated Amount	Charge Offs – Current Period	Carryover Charge Offs	Principal Payments	Ending Invested & Stated Amount	Bond Factor	Coupon Rate	Coupon Payments
Class A-1 Notes (USD)	1,450,000,000.00	0.00	0.00	11,778,690.26	1,438,221,309.74	99.187677%	5.38207%	7,587,223.68
Class A-2 Notes (EUR)	600,000,000.00	0.00	0.00	4,873,940.80	595,126,059.20	99.187677%	3.92700%	2,290,750.00
Class A-3 Notes (AUD)	700,000,000.00	0.00	0.00	5,686,264.27	694,313,735.73	99.187677%	6.47660%	4,347,306.85
Class B Notes (AUD)	64,600,000.00	0.00	0.00	0.00	64,600,000.00	100.000000%	6.51660%	403,672.13
Class C Notes (AUD)	29,500,000.00	0.00	0.00	0.00	29,500,000.00	100.000000%	6.60660%	186,885.33

Principal & Interest Carryover Amounts

	Coupon Rate	Carryover Coupon	Carryover Principal	Carryover Charge-Offs	Ending Notional Stated Amount
Class A-1 Notes (USD)	0.00	0.00	0.00	0.00	1,438,221,309.74
Class A-2 Notes (EUR)	0.00	0.00	0.00	0.00	595,126,059.20
Class A-3 Notes (AUD)	0.00	0.00	0.00	0.00	694,313,735.73
Class B Notes (AUD)	0.00	0.00	0.00	0.00	64,600,000.00
Class C Notes (AUD)	0.00	0.00	0.00	0.00	29,500,000.00

*Carryover Amounts for Classes A-1, A-2, B and C Notes are paid quarterly in January, April, July and October.

Payment Summary		Collateral Data
Total Principal Collections for the Quarter due on the Quarterly Payment Date falling on 19 April 2007	AUD	Pool Summary as at 31 March 2007
Scheduled Principal Payments	5,213,928.61	Outstanding Balance - Variable Rate Housing Loans (A$)	2,536,090,325
Unscheduled Principal Payments	48,954,577.47	Outstanding Balance - Fixed Rate Housing Loans (A$)	1,065,921,753
Redraws	3,048,822.74	Total Outstanding Balance (A$)	3,602,012,078
		Number of Loans Beginning of Quarterly Collection Period	14,840
Principal Collections	51,119,683.34	Number of Loans End of Quarterly Collection Period	14,693
Total Available Principal This Quarterly Period	AUD	Weighted Average Interest Rate	7.32%
Principal Collections	51,119,683.34	Weighted Average Current LVR	64.55%
Principal Charge Offs	0.00	Average Loan Size	245,152
Principal Draws	-21,939,330.42	Weighted Average Seasoning	21 mths
Payback of Principal Draws	0.00	Weighted Average Term to Maturity	319 mths
Total Available Principal for the Current Quarterly Collection	29,180,352.92	Threshold Rate	N/A
		Servicer Damages (material Breaches of Representations & Warranties)	Nil
		Material modifications, extensions or waivers to Home Loans	Nil
Total Trust Expenses for the current Quarterly Collection Period due on Quarterly Payment Date falling on 19 April 2007		Arrears
Accrued Interest Adjustment (St.George Bank Ltd)	10,227,290.33	31 – 60 days
Miscellaneous Expenses	0.00	No. of Loans	43
Austraclear Cash Transfer Fees (SFE Clearing Austraclear Ltd)	3,547.12	Balance (A$)	9,274,577
Note Trustee/Paying Agent Fee (Deutsche Bank Trust Co.)	0.00	% of Period Pool Balance	0.26%
Servicing Fee (St.George Bank Ltd)	561,481.33	61 - 90 days
Managers Fee (Crusade Management Ltd)	168,444.40	No. of Loans	0
Custodian Fee (St.George Custodial Pty Ltd)	28,074.07	Balance (A$)	0
Standby Basis Swap Fee (St.George Bank Ltd)	2,000.00	% of Period Pool Balance	0.00%
Standby Interest Rate Swap Fee (St.George Bank Ltd)	30,775.95	91 – 120 days
Total Trust Expenses	11,021,613.20	No. of Loans	0
		Balance (A$)	0
Total Available Funds for the Quarterly Payment Date on 19 April 2007	AUD	% of Period Pool Balance	0.00%
Available Income	12,587,486.10	121 + days
Payment Shortfall	0.00	No. of Loans	0
Principal Draws	21,939,330.42	Balance (A$)	0
Payback of Principal Draws	0.00	% of Period Pool Balance	0.00%
Liquidity Draw	0.00
Advances	0.00
Total Available Funds	34,526,816.52	Foreclosures
		Defaults	Nil
Outstanding Principal Draws	21,939,330.42	Number of Foreclosures	Nil
		Balance (A$) Foreclosures	0

Redraw, Liquidity Reserve & Excess Income Information	AUD	Loss and Recovery Data
Redraw Shortfall	0.00	Losses	Nil
Redraw Carryover Charge Offs	0.00	LMI Claims To Date	Nil
Redraw Charge Offs (current period)	0.00	Mortgage Shortfall	Nil
Liquidity Reserve Balance as at the Beginning of the Quarterly Collection Period	33,176,776.85
Liquidity Reserve Balance as at the end of the Quarterly Collection Period	33,176,776.85	CPR
		January 2007	N/A
		February 2007	N/A
		March 2007	N/A